Note 6 - Employee Benefit Plans - Amounts Recognized in the Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities, Current [Abstract]
Accrued benefit asset	$ 28,399	$ 27,806
Accrued benefit liability	(867)	(790)
Accumulated other comprehensive loss	8,031	6,446
Net amount recognized	$ 35,563	$ 33,462